Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	366,274	402,532
Number of outstanding units granted (in units) | shares	75,900	83,840
Number of outstanding units exercised (in units) | shares	0	(30,557)
Number of outstanding units cancelled (in units) | shares	(5,490)	(2,421)
Number of outstanding units expired (in units) | shares	(87,800)	(87,120)
Number of outstanding units, end of period (in units) | shares	348,884	366,274
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 45.77	$ 46.65
Exercise price of outstanding units granted (in usd per unit) | $ / shares	41.37	43.13
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	0	37.10
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	41.86	51.94
Exercise price of outstanding units expired (in usd per unit) | $ / shares	54.65	50.15
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 42.64	$ 45.77
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	1,820,098	2,007,470
Number of outstanding units granted (in units) | shares	280,580	255,540
Number of outstanding units exercised (in units) | shares	(7,440)	(185,957)
Number of outstanding units cancelled (in units) | shares	(4,920)	(20,893)
Number of outstanding units expired (in units) | shares	(284,900)	(236,062)
Number of outstanding units, end of period (in units) | shares	1,803,418	1,820,098
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 45.21	$ 45.1
Exercise price of outstanding units granted (in usd per unit) | $ / shares	40.65	42.58
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	29.27	33.49
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	49.41	50.74
Exercise price of outstanding units expired (in usd per unit) | $ / shares	55.48	50.17
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 42.93	$ 45.21